EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 804,615	¥ 436,600	¥ 307,348
Net income attributable to ordinary shareholders - diluted | ¥		¥ 804,615	¥ 436,600	¥ 307,348
Weighted average ordinary shares outstanding - basic		275,139,070	250,533,204	248,957,645
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		7,750,424	5,570,963	4,046,559
Weighted average ordinary shares outstanding - diluted		282,889,494	256,104,167	253,004,204
Basic earnings per share (in RMB and USD per share) | (per share)	$ 0.42	¥ 2.92	¥ 1.74	¥ 1.23
Diluted earnings per share (in RMB and USD per share) | (per share)	$ 0.41	¥ 2.84	¥ 1.70	¥ 1.21
Outstanding employee options and nonvested restricted stocks				293,512